Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
BALANCE, Shares (in shares) at Dec. 31, 2014	1,896,998
BALANCE at Dec. 31, 2014	$ 19	[1]	$ 318,296	$ (275,786)	$ 42,529
Net (loss)/income				(5,361)	(5,361)
Stock-based compensation (in shares)	183,000
Stock-based compensation	$ 2	[1]	60		62
BALANCE, Shares (in shares) at Jun. 30, 2015	2,079,998
BALANCE at Jun. 30, 2015	$ 21	[1]	318,356	(281,147)	37,230
BALANCE, Shares (in shares) at Dec. 31, 2015	2,077,895
BALANCE at Dec. 31, 2015	$ 21	[1]	318,425	(284,293)	34,153
Net (loss)/income				290	290
Stock-based compensation (in shares)	68,674
Stock-based compensation	$ 1	[1]	208		209
BALANCE, Shares (in shares) at Jun. 30, 2016	3,552,381
BALANCE at Jun. 30, 2016	$ 36	[1]	322,555	$ (284,003)	$ 38,588
Common shares issued in exchange of assumption of Delos Termination Fee (in shares)	1,355,816				1,355,816
Common shares issued in exchange of assumption of Delos Termination Fee	$ 14		3,782		$ 3,796
Issuance of common stock due to exercise of warrants (in shares)	50,000
Issuance of common stock due to exercise of warrants			$ 140		$ 140
Cancellation of fractional shares due to reverse stock split (in shares)	(4)

[1]	Adjusted to reflect the effect of the reverse stock split effected on February 22, 2016, on the Companys common stock since the par value remained unchanged at $0.01 per share.